Condensed Statements of Profit or Loss and Other Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
General and administrative	$ (8,508,862)	$ (4,609,195)	$ (5,394,201)
Interest income from affiliates	664,219	561,372	424,838
Financing costs	(31,111,064)	(11,766,726)	(9,799,558)
Transaction-related costs	(6,150,988)	(306,059)	(1,367,647)
Profit before taxes	12,136,627	13,677,740	17,426,088
Income tax expense	(4,980,622)	(2,236,507)	(8,756,703)
Comprehensive income (loss)	7,156,005	11,441,233	8,669,385
Parent [member]
IfrsStatementLineItems [Line Items]
Dividend income	18,210,046
General and administrative	(2,878,896)	(498,457)	(429,990)
Interest income from affiliates	694,628	632,490	626,047
Financing costs	(718,844)	(1,226,265)	(584,487)
Transaction-related costs	(6,128,965)
Other income (expense), net	61,530	(4,875)	(1,187,272)
Profit before taxes	9,239,499	(1,097,107)	(1,575,702)
Income tax expense	(2,745,090)
Comprehensive income (loss)	$ 6,494,409	$ (1,097,107)	$ (1,575,702)